Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 473
Ending balance	615	$ 473
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,826	4,308
Impact of IFRS 16 adoption	128
Capital expenditures	108	184
Leases	184
Acquisitions	7
Removed from service	(138)	(158)
Disposals of businesses	(182)	(2,423)
Translation and other, net	29	(86)
Ending balance	1,962	1,826
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,353)	(3,387)
Removed from service	138	158
Disposals of businesses	49	1,942
Translation and other, net	(27)	61
Ending balance	(1,347)	(1,353)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(154)	(110)
Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation		(17)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	316
Ending balance	417	316
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	757	1,371
Impact of IFRS 16 adoption	126
Capital expenditures	46	24
Leases	143
Acquisitions	1
Removed from service	(3)	(1)
Disposals of businesses	(168)	(612)
Translation and other, net	(4)	(25)
Ending balance	898	757
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(441)	(864)
Removed from service	3	1
Disposals of businesses	38	448
Translation and other, net	3	15
Ending balance	(481)	(441)
Land, buildings and building improvements [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(84)	(37)
Land, buildings and building improvements [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation		(4)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	87
Ending balance	118	87
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	774	2,442
Capital expenditures	46	122
Leases	41
Acquisitions	3	1
Removed from service	(130)	(150)
Disposals of businesses	(13)	(1,594)
Translation and other, net	31	(47)
Ending balance	752	774
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(687)	(2,167)
Removed from service	130	150
Disposals of businesses	10	1,357
Translation and other, net	(33)	38
Ending balance	(634)	(687)
Computer equipment [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(54)	(54)
Computer equipment [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation		(11)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	70
Ending balance	80	70
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	295	495
Impact of IFRS 16 adoption	2
Capital expenditures	16	38
Acquisitions	3	0
Removed from service	(5)	(7)
Disposals of businesses	(1)	(217)
Translation and other, net	2	(14)
Ending balance	312	295
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(225)	(356)
Removed from service	5	7
Disposals of businesses	1	137
Translation and other, net	3	8
Ending balance	(232)	(225)
Furniture, fixtures and other equipment [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	$ (16)	(19)
Furniture, fixtures and other equipment [member] | Discontinued operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation		$ (2)